Shareholder Report, Holdings (Details)	Dec. 31, 2025
American Funds IS 2010 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.07%
American Funds IS 2010 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
American Funds IS 2010 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.19%
American Funds IS 2010 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
American Funds IS 2010 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds IS 2010 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.07%
American Funds IS 2010 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
American Funds IS 2010 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.19%
American Funds IS 2010 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
American Funds IS 2010 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds IS 2010 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.07%
American Funds IS 2010 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
American Funds IS 2010 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.19%
American Funds IS 2010 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
American Funds IS 2010 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds IS 2010 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2010 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.07%
American Funds IS 2010 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
American Funds IS 2010 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.19%
American Funds IS 2010 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
American Funds IS 2010 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
American Funds IS 2015 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.12%
American Funds IS 2015 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.12%
American Funds IS 2015 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.19%
American Funds IS 2015 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
American Funds IS 2015 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2015 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.12%
American Funds IS 2015 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.12%
American Funds IS 2015 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.19%
American Funds IS 2015 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
American Funds IS 2015 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2015 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2015 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.12%
American Funds IS 2015 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.12%
American Funds IS 2015 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.19%
American Funds IS 2015 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
American Funds IS 2015 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds® IS 2015 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2015 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.12%
American Funds® IS 2015 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.12%
American Funds® IS 2015 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.19%
American Funds® IS 2015 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
American Funds® IS 2015 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds IS 2020 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.19%
American Funds IS 2020 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.17%
American Funds IS 2020 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%
American Funds IS 2020 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
American Funds IS 2020 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
American Funds IS 2020 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
American Funds IS 2020 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.19%
American Funds IS 2020 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.17%
American Funds IS 2020 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%
American Funds IS 2020 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
American Funds IS 2020 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
American Funds IS 2020 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
American Funds IS 2020 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.19%
American Funds IS 2020 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.17%
American Funds IS 2020 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%
American Funds IS 2020 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
American Funds IS 2020 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
American Funds IS 2020 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
American Funds IS 2020 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2020 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.19%
American Funds IS 2020 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.17%
American Funds IS 2020 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%
American Funds IS 2020 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
American Funds IS 2020 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
American Funds IS 2020 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
American Funds IS 2025 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.15%
American Funds IS 2025 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
American Funds IS 2025 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.49%
American Funds IS 2025 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
American Funds IS 2025 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds IS 2025 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
American Funds IS 2025 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.15%
American Funds IS 2025 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
American Funds IS 2025 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.49%
American Funds IS 2025 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
American Funds IS 2025 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds IS 2025 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
American Funds IS 2025 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.15%
American Funds IS 2025 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
American Funds IS 2025 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.49%
American Funds IS 2025 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
American Funds IS 2025 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds IS 2025 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
American Funds IS 2025 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.15%
American Funds IS 2025 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.96%
American Funds IS 2025 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.49%
American Funds IS 2025 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
American Funds IS 2025 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds IS 2025 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
American Funds IS 2030 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2030 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.18%
American Funds IS 2030 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds IS 2030 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%
American Funds IS 2030 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
American Funds IS 2030 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2030 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
American Funds IS 2030 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2030 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.18%
American Funds IS 2030 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds IS 2030 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%
American Funds IS 2030 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
American Funds IS 2030 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2030 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
American Funds IS 2030 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2030 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.18%
American Funds IS 2030 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds IS 2030 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%
American Funds IS 2030 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
American Funds IS 2030 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2030 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
American Funds IS 2030 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2030 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.18%
American Funds IS 2030 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
American Funds IS 2030 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%
American Funds IS 2030 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
American Funds IS 2030 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2030 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
American Funds IS 2035 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.16%
American Funds IS 2035 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
American Funds IS 2035 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.38%
American Funds IS 2035 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
American Funds IS 2035 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
American Funds IS 2035 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.93%
American Funds IS 2035 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.16%
American Funds IS 2035 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
American Funds IS 2035 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.38%
American Funds IS 2035 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
American Funds IS 2035 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
American Funds IS 2035 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.93%
American Funds IS 2035 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.16%
American Funds IS 2035 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
American Funds IS 2035 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.38%
American Funds IS 2035 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
American Funds IS 2035 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
American Funds IS 2035 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.93%
American Funds IS 2035 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2035 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.16%
American Funds IS 2035 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
American Funds IS 2035 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.38%
American Funds IS 2035 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.08%
American Funds IS 2035 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
American Funds IS 2035 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.93%
American Funds IS 2040 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2040 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
American Funds IS 2040 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
American Funds IS 2040 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.61%
American Funds IS 2040 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
American Funds IS 2040 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
American Funds IS 2040 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.82%
American Funds® IS 2040 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2040 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
American Funds® IS 2040 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
American Funds® IS 2040 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.61%
American Funds® IS 2040 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
American Funds® IS 2040 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
American Funds® IS 2040 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.82%
American Funds IS 2040 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2040 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
American Funds IS 2040 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
American Funds IS 2040 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.61%
American Funds IS 2040 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
American Funds IS 2040 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
American Funds IS 2040 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.82%
American Funds® IS 2040 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds® IS 2040 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
American Funds® IS 2040 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
American Funds® IS 2040 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.61%
American Funds® IS 2040 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
American Funds® IS 2040 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
American Funds® IS 2040 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.82%
American Funds IS 2045 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
American Funds IS 2045 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds IS 2045 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.89%
American Funds IS 2045 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
American Funds IS 2045 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
American Funds IS 2045 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.88%
American Funds IS 2045 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
American Funds IS 2045 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds IS 2045 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.89%
American Funds IS 2045 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
American Funds IS 2045 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
American Funds IS 2045 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.88%
American Funds IS 2045 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
American Funds IS 2045 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds IS 2045 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.89%
American Funds IS 2045 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
American Funds IS 2045 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
American Funds IS 2045 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.88%
American Funds IS 2045 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
American Funds IS 2045 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
American Funds IS 2045 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.89%
American Funds IS 2045 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
American Funds IS 2045 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
American Funds IS 2045 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.88%
American Funds IS 2050 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2050 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
American Funds IS 2050 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
American Funds IS 2050 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.59%
American Funds IS 2050 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
American Funds IS 2050 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2050 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.61%
American Funds IS 2050 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2050 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
American Funds IS 2050 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
American Funds IS 2050 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.59%
American Funds IS 2050 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
American Funds IS 2050 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2050 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.61%
American Funds IS 2050 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2050 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
American Funds IS 2050 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
American Funds IS 2050 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.59%
American Funds IS 2050 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
American Funds IS 2050 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2050 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.61%
American Funds IS 2050 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2050 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
American Funds IS 2050 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
American Funds IS 2050 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.59%
American Funds IS 2050 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.21%
American Funds IS 2050 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
American Funds IS 2050 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.61%
American Funds IS 2055 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2055 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
American Funds IS 2055 Target Date Fund - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
American Funds IS 2055 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.99%
American Funds IS 2055 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
American Funds IS 2055 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.88%)
American Funds IS 2055 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.25%
American Funds IS 2055 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2055 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
American Funds IS 2055 Target Date Fund - Class 2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
American Funds IS 2055 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.99%
American Funds IS 2055 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
American Funds IS 2055 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.88%)
American Funds IS 2055 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.25%
American Funds IS 2055 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2055 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
American Funds IS 2055 Target Date Fund - Class 1A | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
American Funds IS 2055 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.99%
American Funds IS 2055 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
American Funds IS 2055 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.88%)
American Funds IS 2055 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.25%
American Funds IS 2055 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2055 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
American Funds IS 2055 Target Date Fund - Class 1 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
American Funds IS 2055 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.99%
American Funds IS 2055 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
American Funds IS 2055 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.88%)
American Funds IS 2055 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.25%
American Funds IS 2060 Target Date Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2060 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
American Funds IS 2060 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.99%
American Funds IS 2060 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
American Funds IS 2060 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
American Funds IS 2060 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.11%
American Funds IS 2060 Target Date Fund - Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2060 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
American Funds IS 2060 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.99%
American Funds IS 2060 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
American Funds IS 2060 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
American Funds IS 2060 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.11%
American Funds IS 2060 Target Date Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2060 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
American Funds IS 2060 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.99%
American Funds IS 2060 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
American Funds IS 2060 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
American Funds IS 2060 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.11%
American Funds IS 2060 Target Date Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds IS 2060 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
American Funds IS 2060 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.99%
American Funds IS 2060 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
American Funds IS 2060 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.13%)
American Funds IS 2060 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.11%
American Funds IS 2065 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
American Funds IS 2065 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.71%
American Funds IS 2065 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
American Funds IS 2065 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
American Funds IS 2065 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds IS 2065 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
American Funds IS 2065 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.71%
American Funds IS 2065 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
American Funds IS 2065 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
American Funds IS 2065 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds IS 2065 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
American Funds IS 2065 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.71%
American Funds IS 2065 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
American Funds IS 2065 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
American Funds IS 2065 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds IS 2065 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
American Funds IS 2065 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.71%
American Funds IS 2065 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
American Funds IS 2065 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
American Funds IS 2065 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
American Funds IS 2070 Target Date Fund - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
American Funds IS 2070 Target Date Fund - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.88%
American Funds IS 2070 Target Date Fund - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
American Funds IS 2070 Target Date Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds IS 2070 Target Date Fund - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.96%
American Funds IS 2070 Target Date Fund - Class 2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
American Funds IS 2070 Target Date Fund - Class 2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.88%
American Funds IS 2070 Target Date Fund - Class 2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
American Funds IS 2070 Target Date Fund - Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds IS 2070 Target Date Fund - Class 2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.96%
American Funds IS 2070 Target Date Fund - Class 1A | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
American Funds IS 2070 Target Date Fund - Class 1A | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.88%
American Funds IS 2070 Target Date Fund - Class 1A | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
American Funds IS 2070 Target Date Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds IS 2070 Target Date Fund - Class 1A | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.96%
American Funds IS 2070 Target Date Fund - Class 1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
American Funds IS 2070 Target Date Fund - Class 1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.88%
American Funds IS 2070 Target Date Fund - Class 1 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
American Funds IS 2070 Target Date Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds IS 2070 Target Date Fund - Class 1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.96%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.98%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.97%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
American Funds Managed Risk Global Allocation Portfolio - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[1]
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.99%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
American Funds Managed Risk Growth and Income Portfolio - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[1]
American Funds Managed Risk Growth Portfolio - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.07%
American Funds Managed Risk Growth Portfolio - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.99%
American Funds Managed Risk Growth Portfolio - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.89%
American Funds Managed Risk Growth Portfolio - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%
American Funds Managed Risk Growth Portfolio - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[1]
American Funds Growth and Income Portfolio - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Growth and Income Portfolio - Class 4 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.98%
American Funds Growth and Income Portfolio - Class 4 | Equity-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.02%
American Funds Growth and Income Portfolio - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.03%
American Funds Growth and Income Portfolio - Class 4 | Balanced Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American Funds Growth and Income Portfolio - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds Growth and Income Portfolio - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
American Funds Growth and Income Portfolio - Class 4 | Asset allocation funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American Funds Global Growth Portfolio - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Global Growth Portfolio - Class 4 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.07%
American Funds Global Growth Portfolio - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.08%)
American Funds Global Growth Portfolio - Class 4 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.01%

[1]	Includes derivatives.